Report for the Calendar Year or Quarter Ended:	June 30, 2009
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		July 6, 2009

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	45

Form 13F Information Table Value Total:	$238,076

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
8469
180040
180040
180040
D
APPLIED MATERIALS
COM
038222105
5455
495455
495455
495455
D
AT&T
COM
00206R102
393
15833
15833
15833
D
BB&T CORP
COM
054937107
3926
178625
178625
178625
D
CAPITAL SOUTHWEST CORP
COM
140501107
244
3375
3375
3375
D
CHEVRON-TEXACO CORP
COM
166764100
285
4308
4308
4308
D
CHUBB CORPORATION
COM
171232101
5763
144515
144515
144515
D
CINCINNATI FINANCIAL CORP
COM
172062101
354
15821
15821
15821
D
CISCO SYSTEMS
COM
17275R102
8134
436118
436118
436118
D
CONOCOPHILLIPS
COM
20825C104
10150
241329
241329
241329
D
DIAGEO PLC
COM
25243Q205
9535
166552
166552
166552
D
EBAY
COM
278642103
6407
374035
374035
374035
D
EXXON MOBIL CORP
COM
30231G102
8178
116979
116979
116979
D
GENERAL DYNAMICS CORP
COM
369550108
7106
128283
128283
128283
D
HEINZ HJ CO
COM
423074103
7010
196355
196355
196355
D
ILLINOIS TOOL WORKS
COM
452308109
7139
191180
191180
191180
D
INT'L BUSINESS MACHINES
COM
459200101
205
1963
1963
1963
D
JACOBS ENGINEERING GROUP
COM
469814107
6988
166020
166020
166020
D
JOHNSON & JOHNSON
COM
478160104
9420
165852
165852
165852
D
LEGG MASON, INC
COM
524901105
4757
195125
195125
195125
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
LOWE'S COMPANIES, INC.
COM
548661107
7675
395401
395401
395401
D
MARKEL CORPORATION
COM
570535104
3996
14184
14184
14184
D
MEDTRONIC INC
COM
585055106
5834
167201
167201
167201
D
MICROSOFT
COM
594918104
8717
366718
366718
366718
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
6669
128795
128795
128795
D
ORACLE CORPORATION
COM
68389X105
8898
415398
415398
415398
D
PAYCHEX, INC.
COM
704326107
6340
251575
251575
251575
D
PEPSICO
COM
713448108
11727
213375
213375
213375
D
PFIZER INC
COM
717081103
498
33207
33207
33207
D
PROCTER & GAMBLE
COM
742718109
11197
219127
219127
219127
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SIGMA ALDRICH
COM
826552101
6869
138600
138600
138600
D
STATE STREET CORP
COM
857477103
289
6125
6125
6125
D
STRYKER
COM
863667101
8471
213170
213170
213170
D
SYSCO CORPORATION
COM
871829107
6581
292750
292750
292750
D
TEVA PHARMACEUTICALS
COM
881624209
7705
156160
156160
156160
D
US BANCORP
COM
902973304
580
32391
32391
32391
D
VANGUARD STAR FD #56
COM
921909107
569
37350
37350
37350
D
VIACOM CL-B
COM
92553P201
4769
210075
210075
210075
D
WAL-MART
COM
931142103
271
5590
5590
5590
D
WATERS CORPORATION
COM
941848103
6986
135720
135720
135720
D
YUM BRANDS
COM
988498101
6592
197720
197720
197720
D
3M COMPANY
COM
88579Y101
6817
113420
113420
113420
S
REPORT SUMMARY
45
RECORDS
238076
0
OTHER MANAGERS